Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
RPAR Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	RPAR Risk Parity ETF
Class Name	RPAR Risk Parity ETF
Trading Symbol	RPAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rparetf.com/rpar. You can also request this information by contacting us at 833-540-0039 or by sending an e-mail request to info@rparetf.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com/rpar
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
RPAR Risk Parity ETF	$25	0.49%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	May 01, 2026
Net Assets	$ 586,026,000
Holdings Count | Holdings	150
Advisory Fees Paid, Amount	$ 1,437,857
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$586,026
Number of Holdings	150
Total Advisory Fee Paid	$1,437,857
Portfolio Turnover	11%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector/Security Type Breakdown (% of Total Net Assets)
*	Includes Futures Contracts

Largest Holdings [Text Block]
Top Ten Holdings/Issuers	(% of Total Net Assets)
Vanguard Total Stock Market ETF	12.7%
U.S. Treasury Bill, 7/28/2026, 3.55%	11.8%
SPDR Gold MiniShares Trust	9.3%
Vanguard FTSE Emerging Markets ETF	7.6%
Vanguard FTSE Developed Markets ETF	5.1%
United States Treasury Inflation Indexed Bonds 1.38%, 02/15/2044	3.8%
United States Treasury Inflation Indexed Bonds 0.75%, 02/15/2045	3.3%
United States Treasury Inflation Indexed Bonds 0.63%, 02/15/2043	3.1%
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2046	3.1%
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2048	2.8%

Material Fund Change [Text Block]

Fund Changes

Effective May 1, 2026, the fee waiver agreement with Tidal Investments LLC ("Tidal"), the Fund's investment advisor, that reduced the unitary management fee payable to Tidal by the Fund from 0.50% to 0.48% of the Fund's average daily net assets terminated. Starting May 1, 2026, the Fund began paying Tidal the full unitary management fee.

Material Fund Change Expenses [Text Block]	Effective May 1, 2026, the fee waiver agreement with Tidal Investments LLC ("Tidal"), the Fund's investment advisor, that reduced the unitary management fee payable to Tidal by the Fund from 0.50% to 0.48% of the Fund's average daily net assets terminated. Starting May 1, 2026, the Fund began paying Tidal the full unitary management fee.
UPAR Ultra Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	UPAR Ultra Risk Parity ETF
Class Name	UPAR Ultra Risk Parity ETF
Trading Symbol	UPAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rparetf.com/upar. You can also request this information by contacting us at 833-540-0039 or by sending an e-mail request to info@rparetf.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com/upar
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
UPAR Ultra Risk Parity ETF	$33	0.64%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[2]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	May 01, 2026
Net Assets	$ 59,169,000
Holdings Count | Holdings	150
Advisory Fees Paid, Amount	$ 212,596
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$59,169
Number of Holdings	150
Total Advisory Fee Paid	$212,596
Portfolio Turnover	14%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector/Security Type Breakdown (% of Total Net Assets)
*	Includes Futures Contracts

Largest Holdings [Text Block]
Top Ten Holdings/Issuers	(% of Total Net Assets)
SPDR Gold MiniShares Trust	13.0%
United States Treasury Inflation Indexed Bonds 1.38%, 02/15/2044	5.4%
Vanguard FTSE Emerging Markets ETF	5.1%
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2046	4.5%
United States Treasury Inflation Indexed Bonds 0.75%, 02/15/2045	4.4%
United States Treasury Inflation Indexed Bonds 0.63%, 02/15/2043	4.3%
United States Treasury Inflation Indexed Bonds 0.88%, 02/15/2047	3.8%
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2048	3.8%
Vanguard Extended Market ETF	3.6%
United States Treasury Inflation Indexed Bonds 1.50%, 02/15/2053	3.3%

Material Fund Change [Text Block]

Fund Changes

Effective May 1, 2026, the fee waiver agreement with Tidal Investments LLC ("Tidal"), the Fund's investment adviser, that reduced the unitary management fee payable to Tidal by the Fund from 0.65% to 0.63% of the Fund's average daily net assets terminated. Starting May 1, 2026, the Fund began paying Tidal the full unitary management fee.

Material Fund Change Expenses [Text Block]	Effective May 1, 2026, the fee waiver agreement with Tidal Investments LLC ("Tidal"), the Fund's investment adviser, that reduced the unitary management fee payable to Tidal by the Fund from 0.65% to 0.63% of the Fund's average daily net assets terminated. Starting May 1, 2026, the Fund began paying Tidal the full unitary management fee.

[1]	Costs paid as a percentage of $10,000 is an annualized figure.
[2]	Costs paid as a percentage of $10,000 is an annualized figure.